Fair Value Measurements (Q2) (Details) - Debt Obligations - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recorded value	$ 2,439,554	$ 2,456,867	$ 1,823,040
Deferred financing costs	16,149	18,041	16,042
Fair Value Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 2,467,023	$ 2,467,317	$ 1,765,151